Lease Commitments (Tables)	9 Months Ended	12 Months Ended
	Sep. 26, 2021	Dec. 31, 2020
Lessee Disclosure [Abstract]
Schedule of Future Minimum Fixed Lease Obligations Under Operating Leases	The aggregate future minimum fixed lease obligations under operating leases for the Company as of September 26, 2021, are as follows:

2021 (excluding the thirty-nine weeks ended September 26, 2021)	$1,705
2022	6,485
2023	5,036
2024	3,679
2025	2,752
Thereafter	11,045
The aggregate future minimum fixed lease obligations under operating leases for the Company as of December 31, 2020, are as follows:

2021	$4,543
2022	3,278
2023	2,695
2024	1,760
2025	1,242
Thereafter	3,863